ACQUISITION OF REVERA INC. (Tables)	12 Months Ended
Dec. 31, 2015
ACQUISITION OF REVERA INC. [Abstract]
Schedule of allocation of total consideration to ReVera's tangible and intangible assets and liabilities based on their estimated fair values as of the acquisition date and allocated the remaining amount to goodwill
Cash and cash equivalents	$1,158
Net assets excluding cash and cash equivalents	7,991
Deferred tax current assets	563
Deferred tax long-term assets	3,753
Intangible assets	22,929
Goodwill	20,114
Deferred revenues, net	(1,409)
Deferred tax current liabilities	(2,122)
Deferred tax long-term liabilities	(6,477)
Total purchases price	$46,500

Schedule of valuation of intangible assets
	Original	Accumulated	Net Carrying
	Amount	Amortization	Amount
Technology	$12,305	$1,318	$10,987
Customer relationships	5,191	199	4,992
Backlog	3,506	3,506	-
IPR&D	1,927	-	1,927
	$22,929	$5,023	$17,906

Schedule of expected annual amortization expenses
Year ending December 31,
2016	$2,545
2017	2,561
2018	2,614
2019	2,625
2020 and thereafter	7,561
$17,906

Schedule of unaudited pro forma results

	Year ended December 31,
	2015	2014
Revenues	$155,842	$151,350
Net income	$19,328	$21,898